UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08993

Prasad Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147

(Address of principal executive offices)

(Zip code)

Rajendra Prasad, 1310 East Ocean Blvd., Unit #1401, Long Beach, CA 90802

(Name and address of agent for service)

Copy to:

Michael J. Meaney, Esq.

McDonald, Hopkins, Burke & Haber Co., L.P.A.

2100 Bank One Center, 600 Superior Avenue, East, Cleveland, Ohio 44114

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: March 31

Date of reporting period: September 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Prasad Growth Fund

September 30, 2007

Prasad Growth Fund

Sector Allocation (Unaudited)

The following chart gives a visual breakdown of the Fund’s portfolio holdings and sector allocations as of September 30, 2007.  Percentages are based on the total market value of common stocks on that date.  Portfolio holdings and allocations are subject to change.

	Prasad Growth Fund
	Schedule of Investments
	September 30, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 77.23%

Business Service (Miscellaneous) - 7.49%
200	InterContinental Exchange, Inc. *	$ 30,380
500	VSE Corp.	23,640
		54,020
Chemicals (Fertilizers) - 8.48%
300	Potash Corp. of Saskatchewan, Inc. (Canada)	31,710
550	Mosaic Co. *	29,436
		61,146
Computer (Graphics) - 4.19%
2,000	Mentor Graphics Corp. *	30,200

Electronic (Misc Products) - 1.69%
3,000	Syntax-Brillian Corp. *	12,210

Insurance (Life) - 4.78%
400	China Life Insurance Co. Ltd. (China)	34,488

Internet (E Commerce) - 4.02%
100	Bidu.com, Inc. (China) *	28,965

Mining (Gold/Silver) - 3.94%
850	Anglo American Plc. ADR (South Africa)	28,433

Mining (Miscellaneous) - 3.99%
400	BHP Billiton Ltd. ADR (Australia)	28,764

Mining (Non Ferrous) - 3.87%
225	Southern Copper Corp.	27,862

Petroleum (Field Services) - 3.75%
500	McDermott International, Inc. *	27,040

Petroleum (Machine/Equipment) - 7.28%
180	National Oilwell Varco, Inc. *	26,010
600	Flotek Industries, Inc. *	26,490
		52,500
Steel (Alloy) - 3.71%
1,500	Graftech International Ltd. *	26,760

Steel (Basic) - 3.80%
350	Arcelor Mittal (Luxembourg)	27,426

Telecomm (Cellular) - 7.86%
300	Research In Motion Ltd.	29,565
1,000	Vimpel Communications (Russia)	27,040
		56,605
Telecomm (Equipment) - 3.96%
1,500	Ceragon Networks Ltd. (Israel) *	28,500

Transportation (Ship) - 4.42%
350	Dryships, Inc. (Greece)	31,793

TOTAL FOR COMMON STOCKS (Cost $547,368) - 77.23%		$ 556,712

Exchange Traded Funds - 9.45%
150	Ishares MSCI Emerging Markets Index	22,418
200	Ultra Oil & Gas Proshares	22,280
130	Ishares FTSE/Xinhua China 25 Index	23,400

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $66,442) - 9.45%		$ 68,098

OPTIONS - 2.80%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Call/Put
	Countrywide Financial Corp.
1,000	January 2008 Put @ 15.00	$ 1,200

	InterContinental Exchange, Inc.
200	December 2007 Call @ 160.00	1,980

	The St. Joe Company
1,000	March 2008 Put @ 30.00	1,850

	PowerShares
1,000	January 2008 Call @ 50.00	3,480

	PowerShares
3,000	December 2007 Put @ 49.00	3,090

	Retail Ventures, Inc.
2,000	March 2008 Put @ 10.00	2,500

	Universal Forest Products, Inc.
1,000	January 2008 Put @ 35.00	6,100

	Total (Premiums Paid $24,941) - 2.80%	$ 20,200

SHORT TERM INVESTMENTS - 10.38%
16,560	Fidelity Institutional Money Market Fund Government Class I 5.14% ** (Cost $16,560)	16,560
4,058	First American Funds Institutional Government Fund Class Y 4.60% ** (Cost $4,058)	4,058
42,257	First American Treasury Obligation Fund Class Y 4.36% ** (Cost $42,257)	42,257
11,936	First American Treasury Money Market Fund Obligation Institutional Class Y 4.60% ** (Cost $11,936)	11,936

TOTAL SHORT TERM INVESTMENTS (Cost $74,811) - 10.38%		$ 74,811

TOTAL INVESTMENTS (Cost $713,562) - 99.86%		$ 719,821

OTHER ASSETS LESS LIABILITIES - 0.14%		1,045

NET ASSETS - 100.00%		$ 720,866

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2007.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

Prasad Growth Fund
Statement of Assets and Liabilities
September 30, 2007 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $713,562)	$ 719,821
Receivables:
Dividends and Interest	1,822
Total Assets	721,643
Liabilities:
Accrued Management Fees	777
Total Liabilities	777
Net Assets	$ 720,866

Net Assets Consist of:
Paid In Capital	$ 1,592,243
Accumulated Undistributed Net Investment Income	534
Accumulated Undistributed Realized Loss on Investments	(878,170)
Unrealized Appreciation in Value of Investments	6,259
Net Assets, for 148,106 Shares Outstanding	$ 720,866

Net Asset Value Per Share	$ 4.87

The accompanying notes are an integral part of these financial statements.

Prasad Growth Fund
Statement of Operations
For the six months ended September 30, 2007 (Unaudited)

Investment Income:
Dividends (Net of foreign tax withheld of $164)	$ 2,461
Interest	3,614
Total Investment Income	6,075

Expenses:
Advisory Fees (Note 2)	5,541
Total Expenses	5,541

Net Investment Income	534

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on:
Investments	(18,467)
Options	(598)
Net Change in Unrealized Appreciation on Investments	21,898
Realized and Unrealized Gain (Loss) on Investments	2,833

Net Increase in Net Assets Resulting from Operations	$ 3,367

The accompanying notes are an integral part of these financial statements.

Prasad Growth Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the Year
	Ended	Ended
	9/30/2007	3/31/2007
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ 534	$ (4,390)
Net Realized Loss on Investments	(18,467)	(195,054)
Net Realized Loss on Options	(598)	(11,115)
Unrealized Appreciation (Depreciation) on Investments	21,898	(59,274)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,367	(269,833)

Distributions to Shareholders:
Net Investment Income	0	0
Realized Gains	0	0
Total Dividends and Distributions Paid to Shareholders	0	0

Capital Share Transactions (Note 5)	(14,765)	(141,528)

Total Decrease in Net Assets	(11,398)	(411,361)

Net Assets:
Beginning of Period	732,264	1,143,625

End of Period (Including Undistributed Net Investment Income of $534
and $0 respectively)	$ 720,866	$ 732,264

The accompanying notes are an integral part of these financial statements.

Prasad Growth Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		For the Years Ended
	9/30/2007		3/31/2007	3/31/2006	3/31/2005	3/31/2004	3/31/2003

Net Asset Value, at Beginning of Period	$ 4.85		$ 6.26	$ 4.94	$ 5.15	$ 3.32	$ 4.36

Income From Investment Operations:
Net Investment Loss *	0.00		(0.03)	(0.02)	(0.02)	(0.02)	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.02		(1.38)	1.34	(0.19)	1.85	(1.01)
Total from Investment Operations	0.02		(1.41)	1.32	(0.21)	1.83	(1.04)

Distributions:
Net Investment Income	0.00		0.00	0.00	0.00	0.00	0.00
Realized Gains	0.00		0.00	0.00	0.00	0.00	0.00
Total from Distributions	0.00		0.00	0.00	0.00	0.00	0.00

Net Asset Value, at End of Period	$ 4.87		$ 4.85	$ 6.26	$ 4.94	$ 5.15	$ 3.32

Total Return **	0.21%		(22.52)%	26.72%	(4.08)%	55.12%	(24.31)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 721		$ 734	$ 1,144	$ 932	$ 974	$ 555
Ratio of Expenses to Average Net Assets	1.50%	***	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.14%	***	(0.52)%	(0.28)%	(0.31)%	(0.46)%	(0.74)%
Portfolio Turnover	598%		976%	731%	677%	911%	564%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** Annualized
The accompanying notes are an integral part of these financial statements.

PRASAD GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2007 (Unaudited)

1.)

SIGNIFICANT ACCOUNTING POLICIES

The Prasad Growth Fund (“Fund”) is an open-end management investment company, organized as a Trust under the laws of the State of Delaware by a Declaration of Trust in July 1998.  The Fund’s investment objective is to obtain capital appreciation.  In seeking its objective, this Fund will invest at least 65% of its total assets in equity securities.  The Fund is considered to be a non diversified Fund. The Fund, compared to other Funds may have a higher percentage of its assets invested in shares of a limited number of companies.  Significant accounting policies of the Fund are presented below:

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market mutual funds, high-quality short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

SECURITY VALUATION:

The Fund invests in a wide variety of equity and debt securities.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities are valued on the basis of the bid price at the close of each business day.  Short-term investments are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

SECURITY TRANSACTION TIMING:

Security transactions are recorded on the dates transactions are entered into.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recorded as earned.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.

INCOME TAXES:

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains. The Fund is a registered investment company under subchapter M of the Internal Revenue Code and it does not make income tax provisions.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

RECLASSIFICATIONS:

 In accordance with SOP 93-2, the Fund has recorded a reclassification in the capital accounts. As of September 30, 2007, the Fund recorded permanent book/tax differences of $4,390 from net investment loss to paid-in capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

2.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory and administration agreement with Mutual Funds Leader, Inc.  The Investment Advisor receives from the Fund as compensation for its services an annual fee of 1.5% on the Fund's net assets. The Advisor pays all expenses of the Fund except for brokerage fees, taxes, interest and extraordinary expenses.  From time to time, Mutual Funds Leader, Inc. may elect to waive some or all of the fees and may reimburse expenses of the Fund.  The Fund paid investment management fees of $5,541 during the six months ended September 30, 2007.

3.)

RELATED PARTY TRANSACTIONS

Certain owners of Mutual Funds Leader, Inc. are also owners and/or directors of the Prasad Growth Fund.  These individuals may receive benefits from any management fees paid to the Advisor.

4.)

CAPITAL STOCK AND DISTRIBUTION

At September 30, 2007 an indefinite number of shares of capital stock were authorized, no par value and paid in capital amounted to $1,592,243.

	For the Six Months Ended September 30, 2007	For the Year Ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	2,836	$14,000	13,578	$81,230
Shares reinvested	0	0	0	0
Shares redeemed	(5,854)	(28,765)	(45,127)	(222,758)
Net decrease	(3,018)	$(14,765)	(31,549)	$(141,528)

5.)

PURCHASES AND SALES OF SECURITIES

During the six months ended September 30, 2007, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $2,988,801 and $2,850,104 respectively there were no purchases or sales of U.S. Government obligations. At September 30, 2007 the gross unrealized appreciation for all securities totaled $25,860 and the gross unrealized depreciation for all securities totaled $19,601 for a net unrealized appreciation of $6,259.

6.)

PUT AND CALL OPTIONS PURCHASED

As of September 30, 2007 the Fund had put options valued at $2,850.

Transactions in call and put options purchased during the six months ended September 30, 2007 were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at March 31, 2007	110	$9,865
Options purchased	264	98,059
Options written	-	-
Options exercised	-	-
Options expired	(55)	(8,025)
Options terminated in closing purchase transaction	(227)	(74,958)
Options outstanding at September 30, 2007	92	$24,941

7.) TAX MATTERS

For Federal income tax purposes, the cost of investments owned at September 30, 2007 was $713,562.

At September 30, 2007, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	Depreciation	Net Appreciation(Depreciation)
$25,860	($19,601)	$6,259

8.)

NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, on April 1, 2007. FASB Interpretation No. 48 requires that the tax effects of certain tax positions be recognized.  These tax provisions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination.  At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”.  The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements.  The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).  The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied.  At this time, management is evaluating the implications of FAS 157, and the impact, if any, of this standard on the Fund’s financial statements has not yet been determined.

Prasad Growth Fund
Expense Illustration
September 30, 2007 (Unaudited)

Expense Example

As a shareholder of the Prasad Growth Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2007 through September 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	April 1, 2007	September 30, 2007	April 1, 2007 to September 30, 2007

Actual	$1,000.00	$1,002.06	$7.53
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.55	$7.59

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PRASAD GROWTH FUND

ADDITIONAL INFORMATION

September 30, 2007 (Unaudited)

Information about Trustees and Officers

The business affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The SAI includes additional information about the Fund’s Trustees and officers and is available, without charge upon request, by calling toll-free 1-877-772-7231 or can be reviewed at www.prasad.net under prospectus.

Interested Trustees and Officers

Name, Address and Age	Position held with Trust	Term of Office and Length of Time Served.	Principal Occupation(s) During last five years	Number of Portfolio’s overseen by Trustee.	Other Directorships held by Trustee or Officer
Rajendra Prasad, M.D. * 1310 East Ocean Blvd. #1401 Long Beach, CA 90802 Age: 62	Trustee	Since 1998	Portfolio manager for Prasad Growth Fund. Physician in private practice	1	1

* Trustees who are considered “interested persons” are defined in Section 2(A)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

Non-Interested Trustees and Officers

Name, Address and Age	Position held with Trust	Term of Office and Length of Time Served.	Principal Occupation(s) During last five years	Number of Portfolio’s overseen by Trustee.	Other Directorships held by Trustee or Officer
Manu Hinduja 17082 Greentree Lane Huntington Beach, CA 92649 Age: 57	Trustee	Since 2006	Director, GRS Service, Inc.; Director, Huntington Resources, Inc.	1	2
Ratan Lalchandani 1516 Via Asturias Palos Verdes Estates, CA 90274 Age 63	Trustee	Since 2003	Retired Engineer	1	0

The Fund did not pay any Trustee fees for the year ended March 31, 2007.

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on March 1, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-877-772-7231 or on the Fund’s website www.prasad.net.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, 2006, are available without charge upon request by (1) calling the Fund at 1-877-772-7231 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be viewed at www.prasad.net.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-1-877-772-7231 to request a copy of the SAI or to make shareholder inquiries or can be viewed at www.prasad.net, under prospectus.

Past performance does not predict future performance.

Shareholders should be aware of the fact that when they redeem shares and make a profit, there would be tax liability.  Also shareholders should be aware of the fact that if the Fund distributes dividends or capital gains, it would be taxable to them based on the percentage of shares owned by them.

Advisory Agreement Renewal -

The Trustees reviewed the Investment Advisory and Administration Agreement between the Trust and Mutual Funds Leader, Inc. (MFL). In reviewing the Investment Advisory and Administration Agreement, the Trustees considered the duties and obligations of MFL as the investment advisor and fees to be paid to MFL for such services.

The Trustees considered the services, operation and personnel of MFL and determined that, at the present time, MFL was capable of fulfilling its obligations under the Investment Advisory and Administrative Agreement. The non-interested Trustees also discussed the fact that MFL is controlled by the Chairman of the Trust and the related conflict of interest. They discussed the fact that MFL had done a good job managing the fund during a very tough period the markets had been going through since January of 2000. The discussion continued amongst the non-interest Trustees with respect to the fact that during the second quarter of 2001 the Fund was number one among all the domestic growth funds and number three among all equity funds in the USA as ranked by Lipper, Inc. and during the last quarter of 2003 the Fund was number one among all the domestic growth funds ranked by Lipper, Inc. It was listed among the better performing funds of 2003 in Barrons. The non-interested Trustees felt that the investors in the Fund has full trust and faith in MFL and that MFL has been doing a very good job of looking after the interest of the shareholders of the Fund.

The tax returns, income and expense statement and balance sheet of Mutual Funds Leader, Inc. were presented to the non-interest Trustees for their review. There were no long term outstanding debt.  They discussed with Mr. Prasad the additional capital which he has contributed to MFL to compensate for the lack of fees that the Fund has paid to MFL due to the decline in assets.  The non-interested Trustee believe that as the market improves and more investment money comes into the Fund with promotion, this gap would become narrow and vanish in time.

There were no outstanding bills over 60 days to be paid. Because the expenses exceed the current fee paid by the Fund to Mutual Funds Leader, Inc., Mr. Prasad personally has been adding more capital to Mutual Funds Leader, Inc. Mr. Prasad presented to the board the facts regarding his income from his part time medical practice, and investment income and the Board felt that this was adequate. The Board felt that as the market improves and more investment money comes into the Fund with promotion, this gap would become narrow and vanish in time.

The 1.5% management fee to be paid to MFL pursuant to the Investment Advisory and Administration Agreement was deemed by the non-interested Trustees to be appropriate after considering the services to be performed by MFL and the fees paid to other investment advisors for similar services. The non-interested Trustees considered the fact that although such fees were higher than those charged to most other funds, the fees were comparable to those charged by many funds and the fact that MFL has been bearing all the operating expenses of the Fund with the exception of brokerage, taxes, interest and extraordinary expenses (including, without limitation, litigation and indemnification costs and obligations). Moreover, the non-interested Trustees considered the fact that the Trust would be actively managed, thereby justifying a higher fee than that charged to many funds which are more passively managed by their advisors. On motion duly made and seconded, both the “disinterested” Trustees and the full Board of Trustees unanimously approved the Investment Advisory and Administrative agreement between the Trust and Mutual Funds Leader, Inc.

PRIVACY POLICY

In the course of doing business with Prasad Growth Fund., you share personal and financial information with us.  We treat this information as confidential and recognize the importance of protecting access to it.

Collection of Customer Information

You may provide information when communicating or transacting with us in writing, electronically, or by phone.  For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us.  On occasion, such information may come from consumer reporting agencies and those providing services to us.

Disclosure of Customer Information

We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law.  We may share that information with companies that perform services for Prasad Growth Fund..  When we enter into such a relationship, our contracts restrict the companies' use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.

Security of Customer Information

We maintain physical, electronic, and procedural safeguards to protect your personal information.  Within Prasad Growth Fund., access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services.

Board of Trustees

Rajendra Prasad

Manu Hinduja

Ratan Lalchandani

Investment Adviser

Mutual Funds Leader, Inc.

1310 East Ocean #1401

Long Beach, CA 90802

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8000 Towne Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Custodian

U.S. Bank NA

P.O. Box 640994

Cincinnati, Ohio 45264-0994

Counsel

Patricia C. Foster, Esq. PLLC

190 Office Park Way

Pittsford, NY 14534

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001

This report is provided for the general information of the shareholders of the Prasad Growth Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of September 30, 2007 the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prasad Series Trust

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date December 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date December 6, 2007

* Print the name and title of each signing officer under his or her signature.